Goodwill and Intangibles	12 Months Ended
Apr. 29, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill and Intangibles

7. Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill for fiscal years 2011 and 2010 are as follows:

	Cardiac and	Restorative
(in millions)	Vascular Group	Therapies Group	Total
Balance as of April 24, 2009	$1,392	$6,803	$8,195
Goodwill as a result of acquisitions	155	-	155
Purchase accounting adjustments, net	(5)	(3)	(8)
Currency adjustment, net	46	3	49
Balance as of April 30, 2010	$1,588	$6,803	$8,391
Goodwill as a result of acquisitions	1,046	33	1,079
Purchase accounting adjustments, net	25	4	29
Currency adjustment, net	20	18	38
Balance as of April 29, 2011	$2,679	$6,858	$9,537

The Company completed its annual goodwill impairment test during the third quarter for fiscal years ending April 29, 2011, April 30, 2010, and April 24, 2009 and concluded that there were no impairments or reporting units that were considered at risk of impairment.

Balances of intangible assets, excluding goodwill, are as follows:

	Purchased	Trademarks
	Technology and	and	Acquired
(in millions)	Patents	Tradenames	IPR&D	Other	Total
Amortizable intangible assets as of April 29, 2011:
Original cost	$3,565	$373	$338	$150	$4,426
Accumulated amortization	(1,265)	(290)	-	(94)	(1,649)
Carrying value	$2,300	$83	$338	$56	$2,777

Weighted average original life (in years)	12.3	10.3	N/A	8.5

Amortizable intangible assets as of April 30, 2010:
Original cost	$3,300	$373	$114	$252	$4,039
Accumulated amortization	(1,040)	(254)	-	(186)	(1,480)
Carrying value	$2,260	$119	$114	$66	$2,559

Weighted average original life (in years)	12.6	10.3	N/A	8.6

Amortization expense for fiscal years 2011, 2010, and 2009 was $340 million, $318 million, and $281 million, respectively.

Estimated aggregate amortization expense based on the current carrying value of amortizable intangible assets, excluding any possible future amortization associated with acquired IPR&D, which has not met technological feasibility, is as follows:

(in millions)
Fiscal Year	Amortization
Expense
2012	$321
2013	304
2014	294
2015	279
2016	268
Thereafter	973
$2,439